Business Combination and Integration (Narrative) (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Jun. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BUSINESS COMBINATIONS AND INTEGRATION [Abstract]
Transaction and integration		$ 8.2	$ 29.4
Total Transaction And Integration Charges		8.2	29.4	150.0
Transaction and integration charges net of tax		5.1	18.2	103.1
Business Acquisition [Line Items]
Business Acquisition Equity Interest Issued Or Issuable Amount Of Shares Issued	30.9
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned	567.8
Business Acquisition, Cost of Acquired Entity, Cash Paid	$ 770.0